TOUCHSTONE STRATEGIC TRUST
Touchstone Non-US ESG Equity Fund (the “Fund”)
Supplement dated November 25, 2024 to the Prospectus, Summary Prospectus, and Statement of Additional Information dated July 29, 2024
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Change in Name and 80% Investment Policy, and Reduction in Expenses of the Fund

At a meeting of the Board of Trustees (the “Board”) of Touchstone Strategic Trust (the “Trust”) held on November 21, 2024, Touchstone Advisors, Inc. (“Touchstone”) proposed, and the Board approved, the following changes to the Fund, which will take effect on or about March 1, 2025 (the “Effective Date”): a name change for the Fund to the Touchstone Non-US Equity Fund, a change to the Fund’s 80% investment policy, and modifications to the principal investment strategies disclosure.

Accordingly, on the Effective Date, all references to Touchstone Non-US ESG Equity Fund, in the summary prospectus, prospectus, and Statement of Additional Information (“SAI) will be deleted and replaced with Touchstone Non-US Equity Fund.

The following changes to the Fund’s 80% investment policy and principal investment strategies disclosure will be made and take effect on the Effective Date:
	Current:	New (upon Effective Date):
80% Investment Policy:
The Fund invests, under normal circumstances, at least
80% of its assets in equity securities of non-U.S.
companies that meet certain financial and
environmental, social, and governance (“ESG”) criteria.
The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of non-U.S. companies.
Principal Investment Strategies Current:
The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of non-U.S. companies that meet certain financial and environmental, social, and governance (“ESG”) criteria. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), and interests in other investment companies, including exchange-traded funds (“ETFs”) that invest in equity securities.
The Fund’s sub-adviser, Rockefeller & Co., LLC (“Rockefeller”), selects investments for the Fund based on an evaluation of a company’s financial condition and its ESG practices, as well as a company’s perceived improvement trajectory on material issues of an ESG nature. Rockefeller applies “bottom-up” security analysis that includes fundamental, sector-based research in seeking to identify businesses that have high or improving returns on capital, barriers to competition, and compelling valuations.
Rockefeller believes that integrating ESG analysis into the investment process provides additional insight into a company’s long-term competitive edge and helps identify risks and opportunities that financial analysis might not fully consider. In selecting investments for the Fund’s portfolio, Rockefeller assesses each company’s environmental, social, and governance profile, with an emphasis on ESG issues deemed material by Rockefeller to the risk and return profile of the company. Rockefeller analyzes the potential ESG opportunities and risks of a company, considers how well the company manages these opportunities and risks, and ascertains the company’s ability to improve. Rockefeller performs this ESG evaluation of each company using proprietary quantitative methods when data is available and qualitative analysis when material.
Rockefeller’s proprietary ESG research process includes an assessment, as appropriate, of a company’s: (1) ESG industry relevance, including whether ESG issues have a high, medium, or low impact on the risk and return profile of companies operating in select industries; (2) ESG issues that Rockefeller considers to be material to a particular industry (which, depending on the industry, could include areas such as air quality, climate physical risk, climate transition risk, customer privacy and data security, diversity and inclusion, labor rights, management, talent attraction and retention and board independence, among others), and (3) engage-ability, which is Rockefeller’s view on a the company’s willingness to improve its ESG practices. Rockefeller’s direct ESG engagement efforts focus on particular companies where Rockefeller believes it can help effectuate improvement in material ESG issues relevant to the company. Engagement efforts are tracked by Rockefeller for an assessment of the company’s progress toward improvement.

The Fund invests in securities of any size, but generally focuses on larger, more established companies with market capitalizations over $4 billion. The Fund invests primarily in securities of companies domiciled in developed markets, but may invest up to 30% of its net assets in securities of companies domiciled in emerging and frontier markets. Emerging markets are defined as those countries not included in the MSCI World Index, a developed market index. As of June 30, 2024, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The country composition of the MSCI World Index can change over time. Frontier markets are those emerging market countries that have the smallest, least mature economies and least developed capital markets.
Principal Investment Strategies New (upon Effective Date):
The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of non-U.S. companies.
The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of non-U.S. companies. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), and interests in other investment companies, including exchange-traded funds (“ETFs”) that invest in equity securities.
The Fund’s sub-adviser, Rockefeller & Co., LLC (“Rockefeller”), selects investments for the Fund based on evaluation of six key characteristics: potential competitive advantages, end market growth, management quality, material ESG issues, valuation, and balance sheet strength. Rockefeller applies “bottom-up” security analysis that includes fundamental, sector-based research in seeking to identify businesses that have high or improving returns on capital, barriers to competition, and compelling valuations.
Rockefeller believes that integrating ESG analysis into the investment process provides additional insight into a company’s long-term competitive edge and helps identify risks and opportunities that financial analysis might not fully consider. In selecting investments for the Fund’s portfolio, Rockefeller assesses each company’s environmental, social, and governance profile, with an emphasis on ESG issues deemed material by Rockefeller to the risk and return profile of the company. Rockefeller performs this ESG evaluation of each company using proprietary quantitative methods when data is available and qualitative analysis when material.
The Fund invests in securities of any size, but generally focuses on larger, more established companies with market capitalizations over $4 billion. The Fund invests primarily in securities of companies domiciled in developed markets, but may invest up to 30% of its net assets in securities of companies domiciled in emerging and frontier markets. Emerging markets are defined as those countries not included in the MSCI World Index, a developed market index. As of June 30, 2024, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The country composition of the MSCI World Index can change over time. Frontier markets are those emerging market countries that have the smallest, least mature economies and least developed capital markets.
Reduction in Expense Limitation for the Fund’s Institutional Shares Class
Additionally, upon the Effective Date, Touchstone has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.86% of average daily net assets for Institutional Class shares. This contractual expense limitation is effective through at least March 29, 2026. The Fund’s current contractual expense limitation is 0.87% of average daily net assets for Institutional Class shares.
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Please contact your financial adviser or Touchstone at 800.543.0407 if you have any questions.
P.O. Box 534467 Pittsburgh, PA 15253-4467
Ph: 800.543.0407 TouchstoneInvestments.com
Touchstone Mutual Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group
Please retain this Supplement for future reference.

TSF-4512-2411